SHAREHOLDERS EQUITY (DEFICIT) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Summary of Authorized Stock
The Company has authorized stock which have been designated as follows:
	Number of Shares Authorized	Number of Shares Outstanding As of December 31, 2023	Par Value
Class A Common Stock	80,000,000	28,043,449	$0.0001
Preferred Stock	1,000,000	0	$0.0001

Schedule of Stock Option Activity
Stock option activity for the periods presented is as follows (in thousands, except per share value):

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	2,369,169	$1.43	8.8	$6.8
Granted	—	$—	—
Cancelled	(36,748)	$3.80	—
Exercised	(43,262)	$0.13	—
Outstanding at March 31, 2024	2,289,159	$1.34	8.5	$6.6
Exercisable as of March 31, 2024	1,924,903	$0.24		—

The balance and activity of all stock options outstanding under the 2021 Plan as of December 31, 2023, and 2022, is as follows:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (years)
Outstanding at January 1, 2022	613,463	$0.12	9.6
Granted	1,894,155	$0.14	—
Cancelled	0	$—	—
Exercised	0	$—	—
Outstanding at December 31, 2022	2,507,618	$0.14	9.4
Granted	382,726	$8.21	—
Cancelled	(313,783)	$0.22	—
Exercised	(207,392)	$0.12	—
Outstanding as of December 31, 2023	2,369,169	$1.43	8.8
Exercisable as of December 31, 2023	2,232,117	$0.21

Summary of the Range of Exercise Price, Weighted Average Remaining Contractual Life, and Weighted Average Exercise Price of Stock Options Outstanding
The following table summarizes the range of exercise price, weighted average remaining contractual life (“Life”) and weighted average exercise price (“Price”) for all stock options outstanding as of December 31, 2023:

	Options Outstanding
Exercise Price	Shares	Life (in years)
$0.12	160,856	7.6
$0.14	1,594,962	8.8
$0.16	235,042	8.5
$7.21	76,453	9.3
$8.40	101,778	9.9
$8.52	200,078	9.9
	2,369,169	8.8

Summary of Weighted-Average Assumptions Used to Determine Fair Value of Stock Options	The Company’s recognizes forfeitures as they occur. The fair value of stock options on the grant date was determined using the following weighted-average assumptions during the year ended December 31, 2023 and 2022:

	For The Year Ending December31,
	2023	2022
Expected term	2-6	5.5-6.3
Expected volatility	30%-71%	30%
Expected dividends	None	None
Risk-free interest rate	3.6%-4.6%	1.9%-4.0%
Forfeitures	None	None

Summary of Warrant Activity
The following table is a summary of the Company’s warrant activity during the years ended December 31, 2023 and 2022:
	Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (years)
Outstanding as of January 1, 2022	29,026,000	$11.50	5
Granted	0
Cancelled	0
Exercised	0
Outstanding as of December 31, 2022	29,026,000	$11.50	5
Granted	0
Cancelled	0
Exercised	0
Outstanding as of December 31, 2023	29,026,000	$11.50	5
Exercisable as of December 31, 2023	29,026,000